Net loss per share - Computation of Net Loss per Share on Basic and Diluted Basis (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Income / loss (numerator)
Net income / (loss) from continuing operations		$ 137,000	$ (1,566,000)	$ (6,742,000)	$ (1,730,000)
Income from discontinued operations		986,000		1,008,000
Noncontrolling interest		4,664,000		5,559,000
Conversion of preferred units		10,456,000		10,456,000
Net loss attributable to common shareholders		$ (13,997,000)	$ (1,566,000)	$ (21,749,000)	$ (1,730,000)	$ (42,000)	$ (10,236,000)
Weighted-average shares (denominator):
Total weighted-average shares		95,971,706	3,301,667	72,234,717	3,301,667	3,301,667	7,225,512
Net loss per share- basic and diluted:
Loss from continuing operations		$ (0.16)	$ (0.47)	$ (0.31)	$ (0.52)
Income from discontinued operations		$ 0.01		$ 0.01
Net loss per share- basic and diluted		$ (0.15)	$ (0.47)	$ (0.30)	$ (0.52)	$ (0.01)	$ (1.42)
Formation Transactions [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000
Formation Transactions [Member] | Class B Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares	667	667	667	667	667	667	667
2012 Offering [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		35,362,998		35,362,998			3,923,845
2013 Offering [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		46,718,750		28,134,496
2,770 Property Contribution [Member] | Class B Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		634,408		431,117
Alaska Joint Venture Acquisition [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		9,584,482		4,818,718
Subscription Agreement [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		363,115		182,561
Board of Trustees [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		6,286		3,160